Expense Example - AB SUSTAINABLE INTERNATIONAL THEMATIC FUND, INC.	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 527
Expense Example, with Redemption, 3 Years	744
Expense Example, with Redemption, 5 Years	979
Expense Example, with Redemption, 10 Years	1,652
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	283	[1]
Expense Example, with Redemption, 3 Years	568
Expense Example, with Redemption, 5 Years	979
Expense Example, with Redemption, 10 Years	1,926
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	273
Expense Example, with Redemption, 5 Years	476
Expense Example, with Redemption, 10 Years	1,060
Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	248
Expense Example, with Redemption, 5 Years	432
Expense Example, with Redemption, 10 Years	$ 965

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.